Major restructuring costs - Summary of Analysis of Costs Charged to Operating Profit From Continuing Operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of restructuring costs [line items]
Increase in provision for Major restructuring programmes (see Note 32)	£ 195	£ 172	£ 138
Impairment (reversals)/losses recognised	(12)	33	122
Other non-cash charges/(credit)	58	86	(7)
Other cash costs	163	146	179
Total restructuring costs	353	382	321
Separation restructuring programme
Disclosure of restructuring costs [line items]
Amount of provision reversed unused (see Note 32)	£ (51)	£ (55)	£ (111)